Equity - Stock-Based Compensation (Narrative) (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2018	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 27, 2018	Jun. 15, 2017	Feb. 27, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for future issuance (in shares)											7,080,000
Tax benefit from compensation expense					$ 600,000
Common shares vested (in shares)					210,400
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years		3 years
Unrecognized compensation costs			$ 6,200,000		$ 6,200,000		$ 6,000,000
Unrecognized compensation cost, weighted average period of recognition					2 years		3 years
Common shares vested (in shares)					210,000		3,000
Performance-based Restricted Stock Units (PRSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Unrecognized compensation costs			3,400,000		$ 3,400,000		$ 3,500,000
Unrecognized compensation cost, weighted average period of recognition					2 years		3 years
Common shares vested (in shares)					0		0
Lease operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 0	100,000	$ 0	$ 100,000	$ 0	$ 30,000	$ 0
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 0	$ 1,100,000	$ 900,000	$ 3,400,000	$ 900,000	$ 1,800,000	$ 0
Restated Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for future issuance (in shares)									10,000,000
Number of shares available for grant			8,400,000		8,400,000
2017 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for future issuance (in shares)										6,876,500
Subsequent Event | Restated Incentive Plan | Performance-based Restricted Stock Units (PRSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares vested (in shares)	454,000